Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segmental analysis
Revenue	£ 13,840	£ 18,429	£ 16,656
Retail Banking
Segmental analysis
Revenue	5,425	6,223	6,251
Ulster Bank RoI
Segmental analysis
Revenue	570	622	668
Commercial Banking
Segmental analysis
Revenue	3,798	4,486	4,665
Private Banking
Segmental analysis
Revenue	865	944	876
RBS International
Segmental analysis
Revenue	508	658	654
NatWest Markets
Segmental analysis
Revenue	1,997	3,074	2,798
Central items and other
Segmental analysis
Revenue	677	2,422	744
Operating segment
Segmental analysis
Revenue	13,840	18,429	16,656
Operating segment | Retail Banking
Segmental analysis
Revenue	5,386	6,161	6,188
Operating segment | Ulster Bank RoI
Segmental analysis
Revenue	568	616	668
Operating segment | Commercial Banking
Segmental analysis
Revenue	3,734	4,347	4,576
Operating segment | Private Banking
Segmental analysis
Revenue	702	703	681
Operating segment | RBS International
Segmental analysis
Revenue	505	639	506
Operating segment | NatWest Markets
Segmental analysis
Revenue	1,984	2,516	1,882
Operating segment | Central items and other
Segmental analysis
Revenue	961	3,447	2,155
Inter segment | Retail Banking
Segmental analysis
Revenue	39	62	63
Inter segment | Ulster Bank RoI
Segmental analysis
Revenue	2	6
Inter segment | Commercial Banking
Segmental analysis
Revenue	64	139	89
Inter segment | Private Banking
Segmental analysis
Revenue	163	241	195
Inter segment | RBS International
Segmental analysis
Revenue	3	19	148
Inter segment | NatWest Markets
Segmental analysis
Revenue	13	558	916
Inter segment | Central items and other
Segmental analysis
Revenue	£ (284)	£ (1,025)	£ (1,411)